N-2 - USD ($)			3 Months Ended
		Jun. 12, 2025	May 31, 2025		Feb. 28, 2025		Nov. 30, 2024		Aug. 31, 2024		May 31, 2024		Feb. 29, 2024		Nov. 30, 2023		Aug. 31, 2023		May 31, 2023		Feb. 28, 2023		Jun. 11, 2025
Cover [Abstract]
Entity Central Index Key		0001270131
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		LMP CAPITAL AND INCOME FUND INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

STOCKHOLDER TRANSACTION EXPENSES

Sales Load (percentage of offering price)	— %

Offering Expenses Borne by the Fund (percentage of offering price)	0.37%

Dividend Reinvestment Plan Per Transaction Fee to Sell Shares Obtained Pursuant to the Plan	$5.00(1)

TOTAL TRANSACTION EXPENSES (as a percentage of offering price)	0.37%

(1)
Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell shares of Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.

Sales Load [Percent]
Dividend Reinvestment and Cash Purchase Fees	[1]	$ 5.00
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.37%
Annual Expenses [Table Text Block]

Percentage of Net Assets Attributable to Shares of Common Stock
ANNUAL EXPENSES

Management Fees(2)	1.05%

Interest Payment on Borrowed Funds(3)	1.44%

Other Expenses(4)	0.18%

TOTAL ANNUAL EXPENSES	2.67%
(2)
The Investment Manager receives an annual fee, payable monthly, in an amount equal to 0.85% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any borrowings and assets attributable to any preferred stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 19.04% of its Managed Assets (the actual average amount of Borrowings during the period fiscal year ended November 30, 2024). If the Fund were to use leverage in excess of 19.04% of its Managed Assets, the management fees shown would be higher.

(3)
For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 19.04% of its net Managed Assets (which equals the average level of leverage for the Fund’s fiscal year ended November 30, 2024). The expenses and rates associated with leverage may vary as and when Borrowings or issuances of Preferred Stock are made.

(4)	“Other Expenses” are based on estimated amounts for the current fiscal year assuming the completion of the proposed issuance.

Management Fees [Percent]	[2]	1.05%
Interest Expenses on Borrowings [Percent]	[3]	1.44%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	0.18%
Total Annual Expenses [Percent]		2.67%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses you would pay on a $1,000 investment in shares of Common Stock, assuming a 5% annual portfolio total return.*

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$31	$87	$146	$304
*
The example should not be considered a representation of future expenses. The example assumes that the amounts set forth in the Table of Fees and Expenses table are accurate and that all distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[5]	$ 31
Expense Example, Years 1 to 3	[5]	87
Expense Example, Years 1 to 5	[5]	146
Expense Example, Years 1 to 10	[5]	$ 304
Purpose of Fee Table , Note [Text Block]
The following tables are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our shares of Common Stock as a percentage of net assets attributable to shares of Common Stock. Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the Rights offering, assuming that we incur the estimated offering expenses.

Basis of Transaction Fees, Note [Text Block]		percentage of offering price
Other Expenses, Note [Text Block]		“Other Expenses” are based on estimated amounts for the current fiscal year assuming the completion of the proposed issuance.
Management Fee not based on Net Assets, Note [Text Block]		The Investment Manager receives an annual fee, payable monthly, in an amount equal to 0.85% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any borrowings and assets attributable to any preferred stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 19.04% of its Managed Assets (the actual average amount of Borrowings during the period fiscal year ended November 30, 2024). If the Fund were to use leverage in excess of 19.04% of its Managed Assets, the management fees shown would be higher.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
PRICE RANGE OF COMMON STOCK
The following table sets forth for the quarters indicated, the high and low sale prices on the NYSE per share of our Common Stock and the net asset value and the premium or discount from net asset value per share at which the shares of Common Stock were trading, expressed as a percentage of net asset value, at each of the high and low sale prices provided.

		Price Range
	NAV(1)	High	Low	Premium / (Discount) of High Sales Price to NAV	Premium / (Discount) of Low Sales Price to NAV
Fiscal Year Ending November 30, 2025
Second Quarter	$16.12	$16.97	$13.57	5.27%	(15.82)%
First Quarter	$17.73	$17.80	$16.46	0.39%	(7.16)%
Fiscal Year Ending November 30, 2024
Fourth Quarter	$18.64	$17.93	$16.05	(3.81)%	(13.89)%
Third Quarter	$17.41	$16.46	$14.87	(5.46)%	(14.62)%
Second Quarter	$16.34	$15.64	$14.26	(4.28)%	(12.73)%
First Quarter	$16.02	$14.40	$13.07	(10.11)%	(18.41)%
Fiscal Year Ending November 30, 2023
Fourth Quarter	$14.90	$13.28	$11.42	(10.87)%	(23.36)%
Third Quarter	$14.98	$13.28	$12.06	(11.35)%	(19.49)%
Second Quarter	$14.14	$12.56	$11.40	(11.17)%	(19.38)%
First Quarter	$14.30	$12.98	$11.69	(9.23)%	(18.25)%
Source of market prices: NYSE
(1)
Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter.

On June 11, 2025, the last reported net asset value per share of Common Stock was $16.49 and the last reported sales price per Common Stock on the NYSE was $16.49.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
General Description of Registrant [Abstract]
Lowest Price or Bid			$ 13.57		$ 16.46		$ 16.05		$ 14.87		$ 14.26		$ 13.07		$ 11.42		$ 12.06		$ 11.40		$ 11.69
Highest Price or Bid			$ 16.97		$ 17.80		$ 17.93		$ 16.46		$ 15.64		$ 14.40		$ 13.28		$ 13.28		$ 12.56		$ 12.98
Highest Price or Bid, Premium (Discount) to NAV [Percent]			5.27%		0.39%		(3.81%)		(5.46%)		(4.28%)		(10.11%)		(10.87%)		(11.35%)		(11.17%)		(9.23%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(15.82%)		(7.16%)		(13.89%)		(14.62%)		(12.73%)		(18.41%)		(23.36%)		(19.49%)		(19.38%)		(18.25%)
Share Price																							$ 16.49
NAV Per Share			$ 16.12	[6]	$ 17.73	[6]	$ 18.64	[6]	$ 17.41	[6]	$ 16.34	[6]	$ 16.02	[6]	$ 14.90	[6]	$ 14.98	[6]	$ 14.14	[6]	$ 14.30	[6]	$ 16.49

[1]	Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell shares of Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.
[2]	The Investment Manager receives an annual fee, payable monthly, in an amount equal to 0.85% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any borrowings and assets attributable to any preferred stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 19.04% of its Managed Assets (the actual average amount of Borrowings during the period fiscal year ended November 30, 2024). If the Fund were to use leverage in excess of 19.04% of its Managed Assets, the management fees shown would be higher.
[3]	For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 19.04% of its net Managed Assets (which equals the average level of leverage for the Fund’s fiscal year ended November 30, 2024). The expenses and rates associated with leverage may vary as and when Borrowings or issuances of Preferred Stock are made.
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year assuming the completion of the proposed issuance.
[5]	The example should not be considered a representation of future expenses. The example assumes that the amounts set forth in the Table of Fees and Expenses table are accurate and that all distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[6]	Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter.